LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
LOANS
Number of loan categories	2
Loans
Loans, net of unearned income	$ 655,464,000,000	$ 647,242,000,000
Consumer
Loans
Total loans	409,089,000,000	423,745,000,000
Net unearned income	(418,000,000)	(405,000,000)
Loans, net of unearned income	408,671,000,000	423,340,000,000
Loans sold and/or reclassified to held-for-sale	4,300,000,000	21,000,000,000
In U.S. offices | Consumer
Loans
Total loans	256,763,000,000	277,468,000,000
In U.S. offices | Consumer | Mortgage and real estate
Loans
Total loans	125,946,000,000	139,177,000,000
In U.S. offices | Consumer | Installment, revolving credit and other
Loans
Total loans	14,070,000,000	15,616,000,000
In U.S. offices | Consumer | Credit cards
Loans
Total loans	111,403,000,000	117,908,000,000
In U.S. offices | Consumer | Commercial and industrial
Loans
Total loans	5,344,000,000	4,766,000,000
In U.S. offices | Consumer | Lease financing
Loans
Total loans		1,000,000
In offices outside the U.S. | Consumer
Loans
Total loans	152,326,000,000	146,277,000,000
In offices outside the U.S. | Consumer | Mortgage and real estate
Loans
Total loans	54,709,000,000	52,052,000,000
In offices outside the U.S. | Consumer | Installment, revolving credit and other
Loans
Total loans	36,182,000,000	34,613,000,000
In offices outside the U.S. | Consumer | Credit cards
Loans
Total loans	40,653,000,000	38,926,000,000
In offices outside the U.S. | Consumer | Commercial and industrial
Loans
Total loans	20,001,000,000	19,975,000,000
In offices outside the U.S. | Consumer | Lease financing
Loans
Total loans	$ 781,000,000	$ 711,000,000